S000001247 [Member] Investment Objectives and Goals - STOCK INDEX FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	STOCK INDEX FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index (the “Index”).